Other financial liabilities - Other (Details) - Other financial liabilities - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities
Retentions related to loans	$ 2,385	$ 2,479
Other payable account	3,857	1,657
Other financial liabilities	$ 6,242	$ 4,136